Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Presentation

(a)	Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The accounts of the Company’s primary subsidiary, Allianz Life Insurance Company of New York (AZNY), and all other subsidiaries have been consolidated. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

(b)	Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of December 31, 2017 and 2016, and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used within the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

Investment Products and Universal Life Business

(c)	Investment Products and Universal Life Business
Investment products consist primarily of fixed and variable annuity products. Premium receipts are reported as deposits to the contractholders’ accounts or an establishment of future policy benefit reserves. Premiums and policy fees, net in the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance, all of which is net of reinsurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned revenue, which include unearned revenue reserves (URR), and are recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Unearned revenue is reported in Unearned premiums on the Consolidated Balance Sheets. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Derivatives embedded in fixed-indexed, variable, and certain life products are recorded at fair value and changes in value are included in Change in fair value of annuity and life embedded derivatives in the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders’ accounts and claims incurred in excess of the contractholders’ account balance, net of reinsurance, and are included in Net interest credited to account values and Policyholder benefits, net of recoveries, respectively, within the Consolidated Statements of Operations.
The Company offers a variable-indexed annuity product that combines a separate account option with a general account option that is similar to a fixed-indexed annuity. The Company has elected the fair value option to account for the entire insurance contract liability and the variable investment option assets in the separate account. The insurance contracts’ reserves are reported in Account balances and future policy benefit reserves and the variable investment option assets within the separate account are reported in Equity securities, fair value option and trading on the Consolidated Balance Sheets. Assets backing the general account are primarily reported in Fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets. Electing the fair value option for an insurance contract liability requires that the Company account for that liability as a financial instrument at fair value through profit and loss and also requires that acquisition costs be recognized immediately in expense. See note 6 for further details regarding the valuation methodology of the variable-indexed annuity product.

Life and Accident and Health Insurance

(d)	Life and Accident and Health Insurance
Premiums on traditional life products are recognized as revenue over the premium-paying periods of the contracts when due from contractholders. Premium revenue generally exceeds expected policy benefits in the early years of the contracts and a reserve liability is established for costs and benefits that are expected to be paid in the later years of the contracts.
Accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

Investments

(e)	Investments
Fixed-Maturity Securities and Equity Securities
The Company has portfolios of fixed-maturity securities and equity securities classified as “available-for-sale.” Accordingly, these securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income (AOCI) in stockholder’s equity, net of tax and related shadow adjustments. The adjustments to deferred acquisition costs (DAC), value of business acquired (VOBA), and deferred sale inducements (DSI) represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized.
Included in the Company’s portfolios of fixed-maturity securities classified as “available-for-sale” are fixed-maturity securities acquired with deteriorated credit quality. On a quarterly basis, the Company estimates the future cash flows for these securities and records any changes as adjustments to accretable yield. Accretable yield refers to the amount of undiscounted cash flows expected in excess of the carrying amount. This amount is converted into a rate and accreted into Interest and similar income, net in the Consolidated Statements of Operations. Interest is recorded as received on certain securities acquired that do not have reasonably estimable cash flows. If, subsequently, it is probable that there is a significant change in cash flows expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the effective yield is recalculated prospectively.
The Company has portfolios of certain fixed-maturity securities and equity securities classified as “trading”. These securities are carried at fair value, and related unrealized and realized gains and losses are reflected in Change in fair value of assets and liabilities within the Consolidated Statements of Operations. Additionally, the Company has a portfolio of mutual fund seed money investments and restricted stock units (RSU) for which the fair value option was elected and is included within Equity securities, fair value option and trading on the Consolidated Balance Sheets. The fair value option was elected for the mutual fund seed money investments because the portfolio is managed based on the fair values and ultimately sold to other investors at fair value. For RSU, the fair value option was elected as RSU are tied to the share price of Allianz SE stock, which constitutes a fair value, and more accurately reflects the underlying obligation owed to certain employees. In addition, the Company had portfolios of certain fixed-maturity securities classified as “held-to-maturity” carried at amortized cost on the Consolidated Balance Sheets as of December 31, 2016. During 2017, the Company sold one portfolio of held-to-maturity fixed-maturity securities for which the Company had collected a substantial portion of the principal outstanding and the remaining portfolio of held-to-maturity fixed-maturities matured. Dividends are accrued on the date they are declared and interest is accrued as earned. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Realized gains and losses are computed based on the average amortized cost basis of all lots owned of each security.
The Company has portfolios of structured securities which include mortgage-backed securities, collateralized debt obligations (CDO), collateralized loan obligations (CLO), and other asset-backed securities. Mortgage-backed securities and CDO are presented separately while CLO and other asset-backed securities are included within 'Corporate securities' within the Notes to the Consolidated Financial Statements. Structured securities are amortized using, among other assumptions, anticipated prepayments. Prepayment assumptions for structured securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. For all structured securities without expected credit deterioration, when actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments retrospectively. Any resulting adjustment is included in Interest and similar income, net in the Consolidated Statements of Operations. For structured securities with expected credit deterioration, when adjustments are made to assumptions for prepayments and other future cash flows, the effective yield is recalculated prospectively.
The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible. Management completes its own independent price verification (IPV) process, which ensures security pricing is obtained from a third-party source other than the sources used by the Company's internal and external investment managers. The IPV process supports the reasonableness of price overrides and challenges by the internal and external investment managers and reviews pricing for appropriateness. Results of the IPV process are reviewed by the Company’s Pricing Committee.
The Company reviews the available-for-sale and held-to-maturity fixed-maturity investment portfolios to determine whether or not declines in fair value are other-than-temporary. In addition, the Company continually evaluates average amortized cost, fair value, credit quality, extent and duration of the decline, market analysis, current events, recent price declines, changes in risk-free interest rates, and likelihood of recovery in a reasonable period of time. Based on this evaluation, the Company determines whether fixed-income securities are considered other-than-temporarily impaired. When the fair value of a fixed-maturity security is less than its amortized cost, the Company assesses whether or not (i) it has the intent to sell the security or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. The Company evaluates these factors to determine whether the Company or any of its internal and external investment managers have the intent to sell a security or a group of securities. The Company performs a cash flow projection for several years into the future to determine whether cash needs would require the sale of any securities in an unrealized loss position. If either of these conditions are met, the Company must recognize an other-than-temporary impairment (OTTI) for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total impairment related to credit loss is considered an OTTI and is recognized in Realized investment gains (losses), net in the Consolidated Statements of Operations. The amount of the total impairment related to other factors is recognized in other comprehensive income (OCI), net of impacts to DAC, DSI, VOBA, reserves, and deferred income taxes. For available-for-sale and held-to-maturity securities that have recognized an OTTI through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the discounted cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases not related to additional credit losses in the fair value of available-for-sale securities are included in the Consolidated Statements of Comprehensive Income (Loss).
The Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security; (b) changes in the financial condition, credit rating, and near-term prospects of the issuer; (c) whether the issuer is current on contractually obligated interest and principal payments; (d) changes in the financial condition of the security’s underlying collateral, if any; and (e) the payment structure of the security. The Company uses a probability-weighted cash flow model for fixed-maturity securities to determine the credit loss amount. This measurement is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and significant judgments regarding the future performance of the security. The Company’s probability-weighted cash flow model involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, and current delinquency rates.
The Company provides a supplemental disclosure within the Consolidated Statements of Operations that presents the total OTTI losses recognized in earnings during the period. The supplemental disclosure excludes subsequent increases and decrease in the fair value of these securities.
The Company evaluates whether equity securities are other-than-temporarily impaired through a review process which includes, but is not limited to, market analysis, analyzing current events, assessing recent price declines, and management’s judgment related to the likelihood of recovery within a reasonable period of time.
Impairments in the value of securities held by the Company considered to be other-than-temporary are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statements of Operations. The Company adjusts DAC, VOBA, and DSI for impairments on securities, as discussed in their respective sections of this note.
Mortgage Loans on Real Estate
Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in Interest and similar income, net in the Consolidated Statements of Operations. The Company analyzes loan impairment quarterly when assessing the adequacy of the allowance for uncollectible balances. The Company considers recent trends in the Company’s loan portfolio and information on current loans, such as loan-to-value ratios and debt service coverage, which could impact a loan’s credit quality. The Company also evaluates the allowance for uncollectible balances to ensure that the estimate is based on appropriate market assumptions to reflect default and loss rates. The Company does not accrue interest on delinquent loans. When the Company discontinues accruing interest on delinquent loans, interest is recorded on a cash basis. The Company will begin accruing interest again on a loan once all delinquent interest and principal payments are brought current.
Loans to Affiliates
The Company has a note receivable from a related party and has recorded it in Loans to affiliates on the Consolidated Balance Sheets. Loans to affiliate are carried at amortized cost on the Consolidated Balance Sheets and interest is accrued on a monthly basis. Interest payments are received annually.
Policy Loans
Policy loans are supported by the underlying cash value of the policies. Policy loans are carried at unpaid principal balances plus accrued interest income on the Consolidated Balance Sheets.
Other Invested Assets
Other invested assets include short-term securities, loans to non-affiliates, equity securities carried at cost, investments in limited partnerships, and investments in limited liability companies. Short-term securities are comprised of fixed-maturity securities with an original maturity of twelve months or less and greater than three months when purchased. Short-term securities are carried at amortized cost, which approximates fair value due to their short-term nature. Loans to non-affiliates are carried at amortized cost, and interest is accrued monthly. The Company invests in low income housing limited partnerships and limited liability companies (LIH investments) for tax benefits. The LIH investments are carried at cost, adjusted for amortization based on the proportion of total tax credits and other tax benefits expected to be received over the life of the investments. The investments in the LIH investments were $63,407 and $46,727 as of December 31, 2017 and 2016, respectively. The LIH investments are individually evaluated for impairment based on the recoverability of each investment's amortized cost. The Company records a liability and corresponding asset for the discounted future commitment, which decreases as the Company provides capital to fund. The tax benefit is recognized within Income tax expense in the Consolidated Statements of Operations. The Company has recognized tax credits related to the LIH investments of $13,651, $7,125, and $2,793 for the years ended December 31, 2017 and 2016, and 2015, respectively.
Investments in limited partnerships and limited liability companies (other than LIH investments) are accounted for using the equity method of accounting. Undistributed limited partnership and limited liability company profits and losses are recorded in Interest and similar income, net in the Consolidated Statements of Operations. Distributions in excess of cost and impairments of investments in limited partnerships and limited liability companies are recognized within Realized investment gains (losses), net in the Consolidated Statements of Operations. Investments in limited partnerships and limited liability companies are individually evaluated for impairment based upon the recoverability of the each investment's cost.
The Company is a member of the Federal Home Loan Bank of Des Moines (FHLB), primarily for the purpose of participating in the FHLB’s mortgage collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The equity security investment is carried at cost, which approximates fair value, and is reported in Other invested assets on the Consolidated Balance Sheets. The Company held FHLB stock of $30,000 at December 31, 2017 and 2016. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLB. Advances received from FHLB are recorded in Account balances and future policy benefit reserves on the Consolidated Balance Sheets. The investment is evaluated for impairment based on the ultimate recoverability of its par value.
The Company has a fully collateralized funding agreement with a balance of $500,000 at December 31, 2017 and 2016. In 2015, the Company obtained a cash advance from FHLB which had a balance of $500,000 as of December 31, 2015. The cash advance was recorded in Other liabilities on the Consolidated Balance Sheets and was subsequently paid off in 2016.
Variable Interest Entities
In the normal course of business, the Company enters into relationships with various entities that are deemed to be variable interest entities. A variable interest entity (VIE) is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. The Company consolidates a VIE if it is determined to be the primary beneficiary. Those entities which do not meet the requirements to be a VIE are voting interest entities (VOEs). The Company consolidates a VOE if it holds a voting interest that is greater than 50%.

Derivatives

(f)	Derivatives
The Company utilizes derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are carried at fair value and the unrealized gains and losses are reflected in Change in fair value of assets and liabilities in the Consolidated Statements of Operations.
Hedge Accounting
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating changes in the cash flows or fair value of the hedged item due to the designated risk hedged. The documentation process involves defining the Company’s risk management objective, strategy for undertaking each hedge transaction, linking specific derivatives to specific assets or liabilities on the Consolidated Balance Sheets, and defining the effectiveness testing methods to be used. The Company also formally assesses, at inception and on a quarterly basis, whether the derivatives used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in the cash flows or fair value of hedged items based on the designated risk hedged.
Hedge effectiveness is assessed on a prospective and retrospective basis using quantitative methods. Since the inception of the hedge accounting program, on both a prospective and retrospective basis, changes in the cash flows or fair value of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the key terms match for both instruments. The cumulative effective amount of unrealized gains and losses of the hedging instrument is recognized in AOCI, net of tax on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in Change in fair value of assets and liabilities in the Consolidated Statements of Operations.
Foreign Currency Swaps
The Company utilizes foreign currency swaps to hedge cash flows and applies hedge accounting treatment. Specifically, the Company uses foreign currency swaps to hedge foreign currency and interest rate fluctuations on certain underlying foreign currency denominated fixed-maturity securities. The foreign currency swaps are reported at fair value in Derivative assets and Derivative liabilities on the Consolidated Balance Sheets. The fair value of the foreign currency swaps are derived using a third-party vendor software program and deemed by management to be reasonable. Interest income generated from the foreign currency swaps is recorded in Interest and similar income, net in the Consolidated Statements of Operations.
The Company has a timing difference between the purchase of the foreign currency swap and settlement of the hedged foreign currency denominated fixed-maturity security. Any changes in value of the foreign currency swap between the purchase and settlement date are recorded in Change in fair value of assets and liabilities in the Consolidated Statements of Operations. After the hedged foreign currency denominated fixed-maturity security is settled, the Company completes documentation and designates hedge accounting.
Nonqualifying hedging
Futures and Options Contracts
The Company provides benefits through certain life and annuity products which are linked to the fluctuation of various market indices, and certain variable annuity contracts that provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts, exchange-traded option (ETO) contracts, and exchange-traded futures contracts tied to an underlying index with similar characteristics with the objective to economically hedge these benefits. In addition, the Company uses futures contracts to hedge the investment risk associated with seed money. Management monitors in-force amounts and option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If actual persistency deviated, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.
The OTC option contracts and ETO contracts are reported at fair value in Derivative assets and Derivative liabilities on the Consolidated Balance Sheets. The fair value of the OTC options is derived internally and deemed by management to be reasonable via performing an IPV process. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The fair value of the ETO contacts is based on quoted market prices. Changes in unrealized gains and losses on the OTC option contracts and ETO contracts and incremental gains and losses from expiring contracts are recorded within Change in fair value of assets and liabilities in the Consolidated Statements of Operations. Futures contracts do not require an initial cash outlay, and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in Change in fair value of assets and liabilities in the Consolidated Statements of Operations.
Interest Rate Swaps, Credit Default Swaps, Total Return Swaps, and To Be Announced Securities
The Company utilizes interest rate swaps (IRS), credit default swaps (CDS), total return swaps (TRS), and To Be Announced (TBA) securities, which do not meet the regular-way security trade scope exception, to economically hedge market risks embedded in certain life and annuity products. The IRS, CDS, TRS, and TBA securities are reported at fair value in Derivative assets and Derivative liabilities on the Consolidated Balance Sheets. The fair value of the IRS, CDS, and TBA securities are derived using a third-party vendor software program and deemed by management to be reasonable. Centrally cleared IRS fair values are obtained from the exchange on which they are traded. The fair value of the TRS is based on counterparty pricing and deemed by management to be reasonable. The unrealized gains and losses as well as investment income and expenses on these derivatives are recorded in Change in fair value of assets and liabilities in the Consolidated Statements of Operations.
Stock Appreciation Rights
The Company enters into contracts with Allianz SE with the objective to economically hedge risk associated with the Allianz SE stock-based compensation plan, which awards certain employees stock appreciation rights (SAR). The contracts are recorded at fair value within Derivative assets on the Consolidated Balance Sheets. The change in fair value for SAR are recorded in Change in fair value of assets and liabilities and General and administrative expenses within the Consolidated Statements of Operations, respectively. See further discussion of the stock-based compensation plan in note 18.

Cash and Cash Equivalents

(g)	Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, demand deposits, short-term government money market funds, overnight commercial paper, overnight reverse repurchase agreements, and highly liquid debt instruments purchased with an original maturity of three months or less.
In the normal course of business, the Company enters into overnight bilateral and tri-party reverse repurchase agreements, whereby the Company purchases securities and simultaneously agrees to resell the same securities at a stated price on a specified date in the future, for the purpose of earning a specified rate of return. An affiliate of the Company serves as the agent in the bilateral agreements and an unaffiliated bank serves as the custodian in the tri-party agreements. The bilateral agreements require purchases of specifically identified securities. If at any time the fair value of those purchased securities falls below the purchase price, additional collateral in the form of cash or additional securities is required to be transferred to ensure margin maintenance. The tri-party agreements allow for the purchase of certain bonds and structured securities, and require a minimum of 102% of fair value of the securities purchased to be maintained as collateral. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value.

Securities Lending

(h)	Securities Lending
The Company participates in securities lending arrangements whereby specific securities are loaned to other institutions. The Company receives collateral from these arrangements including cash and cash equivalents, which can be reinvested based on the Company's discretion, and noncash collateral, which may not be sold or re-pledged unless the counterparty is in default. The Company accounts for its securities lending transactions as secured borrowings, in which the cash collateral received and the related obligation to return the cash collateral are recorded on the Consolidated Balance Sheets as Collateral held from securities lending agreements and Other liabilities, respectively. Noncash collateral received is not reflected on the Consolidated Balance Sheets. Securities on loan remain on the Consolidated Balance Sheets as Fixed-maturity securities, available-for-sale, and interest income earned by the Company on loaned securities is recognized in Interest and similar income, net in the Consolidated Statements of Operations. Company policy requires a minimum of 102% of fair value of securities loaned under securities lending agreements to be maintained as collateral.

Receivables

(i)	Receivables
Receivable balances (contractual amount less allowance for doubtful accounts) are based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and the allowance for doubtful accounts is maintained based on the nature of the receivables, and the Company’s assessment of the ability to collect. The allowance is estimated by aging the balances due from individual parties and generally setting up an allowance for any balances that are more than 90 days old.

Reinsurance

(j)	Reinsurance
The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts and are included in Premiums and policy fees, net, and Policyholder benefits, net of recoveries, respectively, in the Consolidated Statements of Operations. Insurance liabilities are reported before the effects of reinsurance. Account balances and future policy benefit reserves and policy and contract claims covered under reinsurance contracts are recorded in Reinsurance and investment contract recoverables on the Consolidated Balance Sheets. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as Receivables on the Consolidated Balance Sheets. Reinsurance and investment contract recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in Other liabilities on the Consolidated Balance Sheets.
A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in Other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over the revenue-producing period or the claims run-off period of the related reinsured policies. These amortized gains are recorded in Other revenue in the Consolidated Statements of Operations.

Deferred Acquisition Costs

(k)	Deferred Acquisition Costs
Acquisition costs consist of commissions and other incremental costs that are directly related to the successful acquisition of insurance contracts. Acquisition costs are deferred to the extent recoverable from future policy revenues and gross profits. However, acquisition costs associated with insurance contracts recorded under the fair value option are not deferred as guidance related to the fair value option requires that transaction costs are recorded immediately as an expense. For life and annuity products, with the exception of variable annuity contracts issued prior to 2010, acquisition costs are amortized in relation to the present value of expected future gross profits from investments and mortality, morbidity, and expense charges. For variable annuity contracts issued prior to 2010, acquisition costs are amortized in relation to the present value of estimated gross revenues from investments and mortality, morbidity, and expense charges.
Acquisition costs for accident and health insurance policies are amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves.
DAC are reviewed for recoverability and loss recognition, at least annually, and adjusted when necessary. The evaluation is a two-step process where current policy year issues are evaluated for recoverability, and then in-force policies are evaluated for loss recognition. Before assessing recoverability and loss recognition, DAC are capped, if necessary, such that the balance cannot exceed the original capitalized costs plus interest.
Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which is referred to as DAC unlocking. In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may decrease the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in Change in deferred acquisition costs, net in the Consolidated Statements of Operations.
Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits and revenues from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in AOCI and are explained further in the Investments section of this note.
Adjustments may also be made to DAC that correspond to deferred annuities and universal life products for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities and realized gains and losses. Management action may result in assumption changes in the DAC models, such as adjustments to future estimated gross profits (EGP) and estimated gross revenues used, as well as in-force management action such as crediting rate changes or index rate cap adjustments. See further discussion of DAC unlocking in note 9.
The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an in-force insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

Deferred Sales Inducements

(l)	Deferred Sales Inducements
Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers an immediate bonus on certain annuity contracts which increases the account value at inception. These annuity sales inducements are deferred when credited to contractholders. DSI are reported in Other assets on the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. DSI amortization is recorded in Policyholder benefits, net of recoveries within the Consolidated Statements of Operations.
Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits and revenues from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in AOCI and are explained further in the Investments section of this note.
Adjustments may also be made to DSI for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and realized gains and losses. Management action may result in assumption changes in the DSI models, such as adjustments to future EGP used, as well as policyholder changes, such as credited rate changes.

Income Taxes

(m)	Income Taxes
The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly-owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code (IRC) and its related regulations and reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, and its insurance subsidiaries, generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported within the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized within operations in the period that includes the enactment date. Subsequent changes in deferred tax assets and liabilities are recognized in operations or OCI, depending on the nature of the underlying temporary difference. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences will not reverse over time. See note 11 for further details.

Goodwill and Intangible Assets

(n)	Goodwill and Intangible Assets
Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, VOBA, other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in Other assets on the Consolidated Balance Sheets.
Goodwill is evaluated annually for impairment at the reporting unit level, which is one level below an operating segment. Goodwill of a reporting unit is also tested for impairment on an interim basis if a triggering event occurs, such as a significant adverse change in the business climate or a decision to sell or dispose of a business unit.
Intangible assets are required to be recognized apart from goodwill when they arise from contractual or legal rights or are capable of being separated and valued when sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.
The Company’s intangible assets are reported in Other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows and are generally amortized over five years using the straight-line method.
Recoverability of the value of the determinable-lived intangible assets is assessed whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Recoverability of the value of the indefinite-lived intangible assets is assessed annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

Value of Business Acquired

(o)	Value of Business Acquired
The value of insurance in-force purchased is recorded as VOBA and reported in Other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance in-force purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of future EGP in the same manner as DAC. The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If actual EGP differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.
Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of future EGP from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in AOCI and are explained further in the Investments section of this note.
The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through General and administrative expenses in the Consolidated Statements of Operations.

Held-for-sale Assets and Liabilities

(p)	Held-for-sale Assets and Liabilities
The Company reported a subsidiary as held-for-sale as of December 31, 2016. The subsidiary's assets of $13,615 were reclassified to held-for-sale and recorded in Other assets on the Consolidated Balance Sheets as of December 31, 2016. The subsidiary's liabilities of $2,754 were reclassified to held-for-sale and recorded in Other liabilities on the Consolidated Balance Sheets as of December 31, 2016. Income and expenses generated from the subsidiary were reclassified and recorded in Other revenue in the Consolidated Statements of Operations.
On June 30, 2017, the subsidiary was sold through a stock purchase agreement. See further discussion in note 19.

Home Office Property and Equipment

(q)	Home Office Property and Equipment
Home office property consists of buildings and land. Equipment consists of furniture, office equipment, leasehold improvements, and computer hardware and software. Both are reported at cost, net of accumulated depreciation, in Other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The estimated useful lives used for home office property and equipment are 39 years and 2 - 7 years, respectively. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in General and administrative expenses within the Consolidated Statements of Operations. The home office property and equipment balance was $166,260, net of accumulated depreciation of $170,150, as of December 31, 2017 and $180,328, net of accumulated depreciation of $94,395, as of December 31, 2016. Pre-operating and start-up costs incurred in connection with the construction of the Company’s headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. Amortization of the the Company's headquarters, including capitalized costs and interest, was $4,394, $4,394, and $4,393 during 2017, 2016, and 2015, respectively.

Corporate-Owned Life Insurance

(r)	Corporate-Owned Life Insurance
Corporate-owned life insurance (COLI) is recognized initially as the amount of premiums paid. Subsequent measurement of the contract is based upon the amount that could be realized assuming the surrender of an individual-life policy (or certificate in a group policy), otherwise known as the cash surrender value. Changes in the cash surrender value are recognized in Other revenue in the Consolidated Statements of Operations. The COLI policies are reported in Other assets on the Consolidated Balance Sheets. There are no contractual restrictions on the ability to surrender the COLI policies held by the Company.

Separate Accounts and Annuity Product Guarantees

(s)	Separate Accounts and Annuity Product Guarantees
The Company issues variable annuity and maintains variable life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable-indexed annuity contracts to its customers. These products have investment options similar to fixed-indexed annuities, but allow contractholders to invest in a variety of variable separate account investment options. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company issues variable annuity and previously issued life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). The investments backing the guarantees are held in the general account. These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, exercise of the living withdrawal benefit, or at specified dates during the accumulation period.
Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in Premiums and policy fees, net in the Consolidated Statements of Operations. Administrative and other services are included in Fee and commission revenue in the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with the Financial Services – Insurance Topic of the Accounting Standards Codification (Codification) and are included in Policyholder benefits, net of recoveries in the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under the Derivatives and Hedging Topic of the Codification, and the changes in these embedded derivatives are included in Change in fair value of annuity and life embedded derivatives in the Consolidated Statements of Operations.
The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated contractholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current contractholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current guaranteed value amount that would be added to the contracts less the current contractholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current contractholder account value.
The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company’s GMDB options have the following features:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.

•	Reset – Provides the greater of a return of premium death benefit or the most recent five-year anniversary account value (prior to age 81), adjusted for withdrawals.

•
Ratchet – Provides the greater of a return of premium death benefit or the highest specified anniversary account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly – evaluated quarterly, annual – evaluated annually, and six-year – evaluated every sixth year.

•
Rollup – Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

•
Earnings Protection Rider – Provides the greater of a return of premium death benefit or a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

•	Ratchet – Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.

•
Rollup – Provides an annuitization value equal to the greater of account value or premiums adjusted for withdrawals accumulated with a compound interest rate, which is subject to a cap for certain interest rates and products.

The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to Policyholder benefits, net of recoveries in the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.
The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary, seventh contract anniversary, or tenth contract anniversary depending on the type of contract. Depending on the contractholder’s selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.
The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the specified ages in the contract. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the guaranteed annual increase of purchase payments (either simple or compound interest, depending on the contract). Additionally, there is a GMWB living benefit where the benefit is an initial payment percentage established at issue, based on issue age. For each year there is a year-over-year contract value increase, the payment percentage will increase by 1.0% (up to age 91). This payment percentage is applied against total purchase payments instead of a benefit base value.
The GMAB and GMWB liabilities are determined each period as the difference between the present value of the expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contra liability). If the sum of the total embedded derivative balance is negative, the Company will reclassify the balance as an asset on the Consolidated Balance Sheets. This methodology will also be applied to the fixed-indexed benefit. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to Change in fair value of annuity and life embedded derivatives in the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.
GMAB cash flows are discounted using a rate equal to current month’s London Interbank Offered Rate (LIBOR) plus a Company specific spread. The expected life-contingent GMWB payments are discounted using a blend of short and long term rates to the date the account value is expected to be exhausted. These obligations and all cash flows are then discounted to the current date using LIBOR plus a Company specific spread.
The Company issues fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited, because the contractholder account value has an annual credit that is floored at zero. Since the account value cannot decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

Account Balances and Future Policy Benefit Reserves

(t)	Account Balances and Future Policy Benefit Reserves
The Company establishes liabilities for amounts payable to policyholders associated with annuity, life insurance, and LTC policies sold. Policy and contract account balances for universal life products are carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts – one part representing the value of the underlying base contract (host contract); and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is accounted for as an interest-bearing debt instrument. The index benefit is valued at fair value using current capital market assumptions, such as market index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon assumptions of future policyholder behavior. The Company must include provisions for the Company’s own credit risk and for risk that the Company’s assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.
Certain two-tier fixed annuity products provide additional benefits payable upon annuitization for period-certain and life-contingent payout options. An additional annuitization reserve is accrued using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.
Contract account balances for variable annuity products are carried at accumulated contract values. Future policy benefit reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits or gross revenues for purposes of amortizing DAC. Future policy benefit reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as market index and volatility, along with estimates of future contractholder behavior.
Contract account balances for variable-indexed annuity products are measured at fair value, floored at the current contract value. The fair value measurement uses current capital market assumptions, such as market index and volatility, to estimate future index levels. The contract valuation is also dependent upon estimates of future contractholder behavior. The Company must include provisions for the Company’s own credit risk and for risk that the Company’s assumptions about contractholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities. However, if the accumulated contract account value exceeds the calculated fair value, the Company records the contract account balances at their current contract value.
Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company’s experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.3% to 6.0%.
Future policy benefit reserves on LTC products are computed using a net level reserve method. Reserves are determined as the excess of the present value of future benefits over the present value of future net premiums and are based on best estimate assumptions at the time of issue for morbidity, mortality, lapse, and interest with provisions for adverse deviation. Most LTC reserve interest assumptions range from 5.0% to 6.0%.
An additional LTC reserve has been established to provide for future expected losses that are anticipated to occur after a period of profits. The reserve accrual will be over the profit period and is based on best estimate assumptions as of the current accrual period without provisions for adverse deviation.

Policy and Contract Claims

(u)	Policy and Contract Claims
Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or LTC benefits include interest and mortality discounting.

Stockholder's Equity, Accumulated Unrealized Foreign Currency Translation

(v)	Stockholder’s Equity, Accumulated Unrealized Foreign Currency Translation
Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign branch (see further discussion in note 23). The net assets of the Company’s foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in Foreign currency translation adjustments, net of tax, reported as a separate component of comprehensive income within the Consolidated Statements of Comprehensive Income (Loss).

Prescribed and Permitted Statutory Accounting Practices

(w)	Prescribed and Permitted Statutory Accounting Practices
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis permitted or prescribed by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company and its subsidiaries did not have any permitted practices in effect as of December 31, 2017.
The Company’s subsidiary, Allianz Life Insurance Company of Missouri (AZMO), has adopted an accounting practice that is prescribed by the Department of Insurance, Financial Institutions, and Professional Registration of the State of Missouri (the Missouri Department). The effect of the accounting practice allows a letter of credit to be carried as an admitted asset. Under NAIC statutory accounting principles (SAP), this letter of credit would not be allowed as an admitted asset. This prescribed practice does not impact the net income of AZMO and results in a $103,530 increase to statutory surplus as of December 31, 2017.
The Company and its subsidiaries do not have any other prescribed practices that had an impact on net income or statutory surplus as of December 31, 2017.

Recently Issued Accounting Pronouncements - Adopted

(x)	Recently Issued Accounting Pronouncements – Adopted
In October 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-17, Consolidation: Interests Held through Related-Parties that are under Common Control, to require a reporting entity to include all of its direct variable interests in a VIE, and on a proportionate basis, its indirect variable interests in a VIE held through related parties, including related parties that are under common control with the reporting entity, when determining whether the reporting entity is the primary beneficiary of the VIE, and therefore required to consolidate the VIE. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The amendments in this update do not have an impact on the Consolidated Financial Statements.
In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation, to update share-based payment accounting for income tax consequences and classification of awards on the balance sheet and statement of cash flows. The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The amendments in this update do not have an impact on the Consolidated Financial Statements, other than disclosing the entity-wide election to continue estimating forfeitures for share-based payments as included in note 18.
In March 2016, the FASB issued ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement that, upon equity method qualification due to an increase in ownership interest, an investor must adjust the investment, results of operations, and retained earnings retroactively. The entity must recognize the unrealized holding gain or loss currently in AOCI through earnings at the date of qualification. The amendments in this update are effective for all fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update are prospective and do not have an impact on the Consolidated Financial Statements.
In March 2016, the FASB issued ASU 2016-06, Contingent Put and Call Options in Debt Instruments, to provide clarifying guidance regarding the assessment of whether contingent call or put options on debt instruments are clearly related to their debt hosts. The amendments in this update eliminate diversity in practice in assessing embedded contingent call and put options in debt instruments by requiring an entity to make the assessment solely with the four-step decision process. The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update do not have an impact on the Consolidated Financial Statements.
In March 2016, the FASB issued ASU 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, which adds guidance to clarify that in the event of a change in counterparty to the derivative instrument designated as a hedging instrument, the change will not require dedesignation unless other criteria are also present. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The amendments in this update are prospective and do not have a material impact on the Consolidated Financial Statements.

Recently Issued Accounting Pronouncements - To Be Adopted

(y)	Recently Issued Accounting Pronouncements – To Be Adopted
The FASB issued the following updates as part of their comprehensive new revenue recognition standard:

•
ASU 2014-09, Revenue from Contracts with Customers. This update defines the new standard for recognizing revenue from contracts when goods and services are transferred to a customer in exchange for payment. The model requires 1) identifying contracts with a customer; 2) identifying separate performance obligations; 3) determining the transaction price; 4) allocating the transaction price to the separate performance obligations; and 5) recognizing revenue when (or as) the entity satisfies a performance obligation. The revenue recognition standard does not apply to financial instruments or to insurance contracts. However, the standard will require significantly more disclosures about items that are recorded under the new revenue recognition model. The amendments in this update are effective for fiscal years beginning after December 15, 2017.

•
ASU 2016-08, Revenue Recognition - Principal versus Agent (reporting revenue gross versus net). This update adds clarifications to the principal versus agent guidance contained within ASU 2014-09 and provides guidance to aid in the assessment of control. Under the new guidance, an entity that controls the specified good or services before it is transferred to a customer is considered a principal and will recognize revenue on a gross basis. The amendments in this update are effective concurrently with ASU 2014-09.

•
ASU 2016-12, Revenue Recognition - Narrow-scope Improvements and Practical Expedients. This update provides clarifying guidance impacting several areas of the new standard, including noncash consideration and assessing collectibility. The amendments in this update are effective concurrently with ASU 2014-09.

•
ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. This update makes various minor clarifications to the guidance issued in ASU 2014-09. The amendments in this update are effective concurrently with ASU 2014-09.

Currently, fee and commission income is recognized upon completion of the service and is recorded in Fee and commission revenue in the Consolidated Statements of Operations. Management and advisory fees are currently recognized periodically as income over the respective investment period for which services have been performed; and fund administrative fees are recognized as the services are performed. Management, advisory, and fund administrative fees are recorded in Other revenue in the Consolidated Statements of Operations. Previous guidance requires revenue recognition when it is earned and realized/realizable including consideration of when it is fixed or determinable. Under the new standard, the Company will be required to recognize fee and commission income when the intermediary has satisfied its performance obligation (provision of placement services) and the customer has contractually agreed to the terms of the insurance policy so long as it is probable that the agreement will not be subject to reversal. Similar to previous guidance, management and advisory fees, and fund administrative fees are recognized periodically as income over the period for which services have been performed (usually less than one year) so long as it is probable that the contract will not be subject to clawback. The new standard has not resulted in acceleration in revenue recognition for certain fees and commissions compared to the current method, as anticipated. Rather, recognition of fee and commission income, management and advisory fees, and fund administrative fees has remained relatively unchanged. Further, revenue is currently recognized on a gross basis as earned since the Company maintains control of the good or service before it is transferred. The amendments related to principal versus agent considerations do not impose a change to this recognition. The Company has evaluated the impact of the new standard, and has determined no further impacts on the recognition and presentation of revenue.
In February 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which permits stranded tax effects resulting from the passing of H.R.1, commonly referred to as the Tax Cuts and Jobs Act of 2017 (Tax Act of 2017), to be reclassified to retained earnings. The amendments in this update are effective for fiscal years and interim periods beginning after December 15, 2018, with early adoption permitted. Upon adoption, the Company expects the amendments in this update will decrease Retained earnings as of January 1, 2018 by approximately $393,559 with a corresponding increase to AOCI.
In August 2017, the FASB issued ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities. The amendments in this update improve presentation of the Company’s risk management activities in its financial statements and simplify application of current hedge accounting guidance. The amendments in this update require presentation of the derivative and hedged item in the same income statement line item, eliminate reporting and measurement of hedge ineffectiveness, and simplify hedge effectiveness testing. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently assessing the impact of the amendments in this update.
In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium. The amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the amendments in this update to have a material impact on the Consolidated Financial Statements upon adoption.
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendments within this update eliminate step two of the current two-step goodwill impairment test. The new guidance will only require a one-step quantitative impairment test where the goodwill impairment loss is measured as the excess reporting unit’s carrying amount over its fair value (but not to exceed the total goodwill allocated to the reporting unit). The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments in this update are not expected to have an impact on the Consolidated Financial Statements.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments within this update clarify the guidance for determining what constitutes a business to help entities evaluate whether transactions shall be accounted for as acquisitions (or disposals) of businesses. The amendments in this update are for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the amendments in this update to have an impact on the Consolidated Financial Statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash, to require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash and restricted cash equivalents. The amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the amendments in this update to have an impact on the Consolidated Financial Statements.
In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other than Inventory, to require entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when it is sold externally. The amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the amendments in this update to have an impact on the Consolidated Financial Statements.
In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, to clarify or provide additional guidance regarding eight specific cash flow issues. These issues address the following topics: 1) debt prepayment or debt extinguishment costs; 2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; 3) contingent consideration payments made after a business combination; 4) proceeds from the settlement of insurance claims; 5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; 6) distributions received from equity method investees; 7) beneficial interests in securitization transactions; and 8) separately identifiable cash flows and application of the predominance principle. The amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company will elect to apply the cumulative earnings approach in recording distributions from equity method investments in the Consolidated Statements of Cash Flows upon adopting the amendments in this update. The Company does not expect the amendments in this update to have a material impact on the Consolidated Financial Statements.
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, to replace the existing incurred loss impairment model with a new methodology that reflects expected credit losses and requires the entity to consider more information to develop credit loss estimates. The amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted after December 15, 2018. The Company is currently assessing the impact of the amendments in this update.
In February 2016, the FASB issued ASU 2016-02, Leases, to require that the lessee recognize a right-of-use asset and a lease liability for all leases. There continues to be a distinction between finance leases and operating leases; however, operating leases will now require that the lease assets and liabilities be recognized in the statement of financial position. Lessor accounting remains largely unchanged. The amendments in this update are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently assessing the impact of the amendments in this update. The Company does not anticipate a material impact as it does not hold material leases as a lessee; however, it does anticipate that currently held leases would require recognition of a right-of-use asset and lease liability in accordance with the update.
In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, to make various targeted improvements to the accounting for financial instruments, especially equity investments. In particular, the amendments in this update provide improvements to recognition, measurement, presentation and disclosure guidance. The amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company reclassified $10,836 from AOCI to Retained earnings on January 1, 2018 as a result of changing available-for-sale equity security measurement from fair value through other comprehensive income to fair value through profit and loss upon adoption of the amendments in this update.

Accounting Changes

(z)	Accounting Changes
There were no accounting changes made by the Company during the year ended December 31, 2017.
(aa) Reclassifications
Certain amounts in the prior years' Consolidated Financial Statements and related footnotes thereto have been reclassified to conform to the current year presentation.